Related Party Balances and Transactions (Details) - Schedule of Due From (to) Related Party - Liao Jinqi [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Related Party Transaction [Line Items]
Relationship	Majority stockholder, director and CEO of the Company
Nature	Loan receivable, no interest, due on demand
Related party balances		$ 59,961